Lease Liabilities - Maturity Schedule of Lease Liabilities (Details) € in Millions	Dec. 31, 2024 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 9,458
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,339
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,666
2027
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,401
2028
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,179
2029
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	983
Subsequent years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,890
Non-current total
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 7,119